Energy Fund Investment Objectives and Goals - Energy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Energy Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Energy Fund (the “Fund”) seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).